Form N-1A Cover	Dec. 16, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2024
Prospectus Date	Jan. 31, 2024
Class F Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated December 16, 2024
to the Class F Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
May 20, 2024, May 28, 2024, June 17, 2024, September 18, 2024 and November 25, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Class Y Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated December 16, 2024
to the Class Y Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
April 5, 2024, May 20, 2024, May 28, 2024, June 17, 2024, September 18, 2024 and November 25, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.